Consolidated Statements of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Other Comprehensive Income
Net income for the year	$ 3,215,172	$ 2,191,477	$ 2,177,116
Items that will be reclassified to profit or loss
Net (loss) gain on hedges of investments in foreign operations - Hedged items	(630,465)	514,713	(797,514)
Net (loss) gain on hedges of investments in foreign operations - Hedging non-derivative instrument	613,587	(500,007)	760,997
Cash flow hedges	177,002	55,081	(35,923)
Foreign currency translation differences from unhedged foreign operations	(372,722)	247,019	(409,671)
Unrealized (losses) gains on securities at FVOCI	(301,599)	(163,387)	1,681,726
Investments in associates	(56,424)	15,329	(35,892)
Income tax	(169,147)	238,675	(818,733)
Total items that may be reclassified to profit or loss	(739,768)	407,423	344,990
Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	(1,095)	16,741	(1,963)
Unrealized gains on equity securities at FVOCI	260,051	301,497	156,383
Actuarial gains (losses) from defined benefit pension plans	13,271	(12,346)	(54,630)
Income tax	61	(13,832)	5,078
Total items that will not be reclassified to profit or loss	272,288	292,060	104,868
Total comprehensive income	2,918,637	2,937,610	2,739,643
Total comprehensive income for the year attributable to owners of the parents:
Comprehensive income for the period from continuing operations	1,508,023	1,265,621	1,220,603
Comprehensive income for the period from discontinued operations	135,679	49,702	120,746
Total comprehensive income for the year attributable to owners of the parents	1,643,702	1,315,323	1,341,349
Total comprehensive income for the year attributable to non-controlling interests:
Comprehensive income for the period from continuing operations	1,213,023	1,599,675	1,343,363
Comprehensive income for the period from discontinued operations	61,912	22,612	54,931
Total comprehensive income for the year attributable to non-controlling interests	1,274,935	1,622,287	1,398,294
Discontinued operation
Statements of Other Comprehensive Income
Net income for the year	26,646	25,664	63,008
Items that will be reclassified to profit or loss
Unrealized (losses) gains on securities at FVOCI	171,542	50,695	113,940
Total items that may be reclassified to profit or loss	171,542	50,695	113,940
Items that will not be reclassified to profit or loss
Actuarial gains (losses) from defined benefit pension plans	(796)	(5,393)	(1,694)
Income tax	199	1,348	423
Total items that will not be reclassified to profit or loss	(597)	(4,045)	(1,271)
Total other comprehensive income during the period net of taxes	170,945	46,650	112,669
Total comprehensive income	197,591	72,314	175,677
Total comprehensive income for the year attributable to owners of the parents:
Comprehensive income for the period from discontinued operations	135,679	49,702	120,747
Aggregate continuing and discontinued operations
Items that will be reclassified to profit or loss
Total items that may be reclassified to profit or loss	(568,226)	458,118	458,930
Items that will not be reclassified to profit or loss
Total items that will not be reclassified to profit or loss	271,691	288,015	103,597
Total other comprehensive income during the period net of taxes	$ (296,535)	$ 746,133	$ 562,527